Business Operations and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Stock split description					In May 2016, we received shareholder and board approval for a name change to Vitality Biopharma, Inc., an exchange of one (1) share of the Company’s common stock for each 10 shares of common stock outstanding or exercisable under any outstanding warrants or option agreements
Common stock, shares authorized	1,000,000,000		1,000,000,000		1,000,000,000	1,000,000,000
Net loss	$ 1,241,973	$ 2,499,974	$ 3,246,847	$ 4,105,232	$ 5,219,380	$ 141,325
Net cash used in operating activities			2,180,055	$ 883,627	1,384,697	1,685,841
Allowance for doubtful accounts receivable					50,500	17,500
Fair value of derivative liabilities	$ 201,836		$ 201,836		$ 240,791	$ 401,127
Minimum [Member]
Common stock, shares authorized					525,000,000
Maximum [Member]
Common stock, shares authorized					1,000,000,000